RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended				6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Jul. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 14, 2020	Feb. 13, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets								$ 5,000,001
Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption	$ 276,028,675			$ 276,087,639		$ 276,087,639	$ 276,028,675	276,033,447	$ 276,000,000
Additional paid-in capital	0						0	0
Accumulated deficit	(44,312,150)			(25,533,547)		(25,533,547)	(44,312,150)	(40,659,524)	(26,004,118)
Total stockholders' equity (deficit)	(44,311,460)	$ (30,073,974)	$ (26,026,715)	(25,532,857)	$ (30,073,974)	$ (25,532,857)	(44,311,460)	$ (40,658,834)		$ 24,000	$ 24,000	$ 0	$ 0
Statement of Operations
Basic and diluted net income per share, Class B common stock								$ (1.85)
Statement of Changes in Shareholders' Equity (Deficit)
Sale of 27,600,000 Units, net of underwriting discounts (in shares)						27,600,000		27,600,000
Accretion for Class A ordinary share subject to redemption amount						$ (26,721,566)		$ (26,721,566)
Total stockholders' equity (deficit)	(44,311,460)	(30,073,974)	(26,026,715)	$ (25,532,857)	(30,073,974)	$ (25,532,857)	(44,311,460)	(40,658,834)		$ 24,000	$ 24,000	$ 0	$ 0
Class A common stock
Balance Sheet as of December 31, 2020 (audited)
Class A common stock	$ 0						$ 0	$ 0
Number of shares subject to redemption								27,600,000
Statement of Operations
Basic and diluted weighted average shares outstanding (in shares)	27,600,000			25,780,220		10,761,468	27,600,000	15,758,710
Basic and diluted net income per share, Class B common stock	$ (0.41)			$ 0.00		$ (0.01)	$ (0.11)	$ (0.69)
Class A common stock subject to possible redemption
Balance Sheet as of December 31, 2020 (audited)
Number of shares subject to redemption	27,600,000						27,600,000	27,600,000
Class B common stock
Balance Sheet as of December 31, 2020 (audited)
Class A common stock	$ 690						$ 690	$ 690
Statement of Operations
Basic and diluted weighted average shares outstanding (in shares)	6,900,000			6,840,659		6,350,917	6,900,000	6,513,871
Basic and diluted net income per share, Class B common stock	$ (0.41)			$ 0.00		$ (0.01)	$ (0.11)	$ (0.69)
As Previously Reported
Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption		240,972,620	245,061,587	$ 245,554,779	240,972,620	$ 245,554,779		$ 230,374,604	244,996,570
Class A common stock		352	311	305	352	305		457	310
Additional paid-in capital		9,695,811	5,606,885	5,113,699	9,695,811	5,113,699		20,293,722	5,671,903
Accumulated deficit		(4,696,850)	(607,876)	(114,691)	(4,696,850)	(114,691)		(15,294,860)	(672,901)
Total stockholders' equity (deficit)		$ 5,000,003	$ 5,000,010	$ 5,000,003	$ 5,000,003	$ 5,000,003		$ 5,000,009	$ 5,000,002
Number of shares subject to redemption		24,084,470	24,493,884	24,547,683	24,084,470	24,547,683		23,034,669	24,499,657
Statement of Changes in Shareholders' Equity (Deficit)
Sale of 27,600,000 Units, net of underwriting discounts						$ 249,366,073		$ 249,366,073
Class A common stock subject to possible redemption		$ 5,000,003	$ 5,000,010			5,000,003		5,000,009
Total stockholders' equity (deficit)		$ 5,000,003	5,000,010	$ 5,000,003	$ 5,000,003	5,000,003		5,000,009	$ 5,000,002
Statement of Cash Flows
Initial classification of Class A common stock subject to possible redemption						244,996,570		244,996,570
Change in value of Class A common stock subject to possible redemption			$ 14,686,983		$ 10,598,016	$ 558,209		$ (14,621,966)
As Previously Reported | Class A common stock subject to possible redemption
Statement of Operations
Basic and diluted weighted average shares outstanding (in shares)		24,493,884	23,034,669		23,768,307	24,499,657		24,524,620
Basic and diluted net income per share, Class B common stock			$ 1.28
Statement of Changes in Shareholders' Equity (Deficit)
Class A common stock subject to possible redemption		$ (4,088,967)	$ (14,686,983)			$ (245,554,775)		$ (230,374,604)
As Previously Reported | Common Stock Not Subject to Redemption
Statement of Operations
Basic and diluted weighted average shares outstanding (in shares)		10,006,116	11,465,331		10,731,693	7,559,767		8,269,814
Basic and diluted net income per share, Class B common stock		$ (0.41)			$ 0.99	$ (0.02)		$ (1.85)
Adjustment
Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption		$ 35,073,977	$ 31,026,725	30,532,860	$ 35,073,977	$ 30,532,860		$ 45,658,843	31,003,430
Class A common stock		(352)	(311)	(305)	(352)	(305)		(457)	(310)
Additional paid-in capital		(9,695,811)	(5,606,885)	(5,113,699)	(9,695,811)	(5,113,699)		(20,293,722)	(5,671,903)
Accumulated deficit		(25,377,814)	(25,419,529)	(25,418,856)	(25,377,814)	(25,418,856)		(25,364,664)	(25,331,217)
Total stockholders' equity (deficit)		$ (35,073,977)	$ (31,026,725)	$ (30,532,860)	$ (35,073,977)	$ (30,532,860)		$ (45,658,843)	$ (31,003,430)
Number of shares subject to redemption		3,515,530	3,106,116	3,052,317	3,515,530	3,052,317		4,565,331	3,100,343
Statement of Changes in Shareholders' Equity (Deficit)
Sale of 27,600,000 Units, net of underwriting discounts						$ (249,366,073)		$ (249,366,073)
Class A common stock subject to possible redemption		$ (35,073,977)	$ (31,026,725)			(30,532,860)		(45,658,843)
Accretion for Class A ordinary share subject to redemption amount		41,715	(54,865)
Total stockholders' equity (deficit)		$ (35,073,977)	(31,026,725)	$ (30,532,860)	$ (35,073,977)	(30,532,860)		(45,658,843)	$ (31,003,430)
Statement of Cash Flows
Initial classification of Class A common stock subject to possible redemption						31,003,430		31,003,430
Change in value of Class A common stock subject to possible redemption			$ (14,598,671)		$ (10,551,419)	$ (470,570)		$ 14,655,413
Adjustment | Class A common stock
Statement of Operations
Basic and diluted weighted average shares outstanding (in shares)		27,600,000	27,600,000		27,600,000	10,761,468		15,758,710
Basic and diluted net income per share, Class B common stock			$ 0.43		$ 0.31	$ (0.01)		$ (0.69)
Adjustment | Class A common stock subject to possible redemption
Statement of Operations
Basic and diluted weighted average shares outstanding (in shares)		(24,493,884)	(23,034,669)		(23,768,307)	(24,499,657)		(24,524,620)
Basic and diluted net income per share, Class B common stock			$ (1.28)
Statement of Changes in Shareholders' Equity (Deficit)
Sale of 27,600,000 Units, net of underwriting discounts						$ (26,721,566)		$ (26,721,566)
Class A common stock subject to possible redemption		$ 4,088,967	$ 14,686,983			$ 245,554,775		$ 230,374,604
Adjustment | Common Stock Not Subject to Redemption
Statement of Operations
Basic and diluted weighted average shares outstanding (in shares)		(10,006,116)	(11,465,331)		(10,731,693)	(7,559,767)		(8,269,814)
Basic and diluted net income per share, Class B common stock		$ 0.41			$ (0.99)	$ 0.02		$ 1.85
Adjustment | Class B common stock
Statement of Operations
Basic and diluted weighted average shares outstanding (in shares)		6,900,000	6,900,000		6,900,000	6,350,917		6,513,871
Basic and diluted net income per share, Class B common stock		$ (0.59)	$ 0.43		$ 0.31	$ (0.01)		$ (0.69)
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets							$ 5,000,001
Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption		$ 276,046,597	$ 276,088,312	276,087,639	$ 276,046,597	$ 276,087,639		$ 276,033,447	276,000,000
Accumulated deficit		(30,074,664)	(26,027,405)	(25,533,547)	(30,074,664)	(25,533,547)		(40,659,524)	(26,004,118)
Total stockholders' equity (deficit)		$ (30,073,974)	$ (26,026,715)	$ (25,532,857)	$ (30,073,974)	$ (25,532,857)		$ (40,658,834)	$ (26,003,428)
Number of shares subject to redemption		27,600,000	27,600,000	27,600,000	27,600,000	27,600,000		27,600,000	27,600,000
Statement of Changes in Shareholders' Equity (Deficit)
Class A common stock subject to possible redemption		$ (30,073,974)	$ (26,026,715)			$ (25,532,857)		$ (40,658,834)
Accretion for Class A ordinary share subject to redemption amount		41,715	(54,865)
Total stockholders' equity (deficit)		$ (30,073,974)	(26,026,715)	$ (25,532,857)	$ (30,073,974)	(25,532,857)		(40,658,834)	$ (26,003,428)
Statement of Cash Flows
Initial classification of Class A common stock subject to possible redemption						276,000,000		276,000,000
Change in value of Class A common stock subject to possible redemption			$ 88,312		$ 46,597	$ 87,639		$ 33,447
As Restated | Class A common stock
Statement of Operations
Basic and diluted weighted average shares outstanding (in shares)		27,600,000	27,600,000		27,600,000	10,761,468		15,758,710
Basic and diluted net income per share, Class B common stock			$ 0.43		$ 0.31	$ (0.01)		$ (0.69)
As Restated | Class A common stock subject to possible redemption
Statement of Changes in Shareholders' Equity (Deficit)
Sale of 27,600,000 Units, net of underwriting discounts						$ (26,721,566)		$ (26,721,566)
As Restated | Class B common stock
Statement of Operations
Basic and diluted weighted average shares outstanding (in shares)		6,900,000	6,900,000		6,900,000	6,350,917		6,513,871
Basic and diluted net income per share, Class B common stock		$ (0.59)	$ 0.43		$ 0.31	$ (0.01)		$ (0.69)